Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

September 30, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Westcore Trust (the “Registrant”)
	File Nos.	2-75677
811-3373
Form N-1A Post-Effective Amendment No. 91 (1933 Act)

Dear Sir or Madam:

An electronic (EDGAR) filing is hereby made pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company.  This filing includes Post-Effective Amendment No. 91 to the Registrant’s 1933 Act Registration Statement on Form N-1A and Amendment No. 92 to its 1940 Act Registration Statement (the “Amendment”).

The Amendment relates to the Westcore Municipal Opportunities Fund and the Westcore Smid-Cap Value Dividend Fund, each a new series of the Registrant.

Please address any comments or questions to the undersigned at (720) 947-5968.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary

cc:  Peter H. Schwartz, Davis Graham & Stubbs LLP